Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000217970
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth ETF
Trading Symbol	TCHP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Growth ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth ETF	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Dollar General. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term. Our stake in Humana also hurt returns as shares of the insurer were weighed down by headwinds in the Medicare Advantage space.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
8/4/20	10,000	10,000	10,000	10,000
9/30/20	10,340	10,206	10,354	10,201
12/31/20	11,228	11,705	11,534	11,440
3/31/21	11,256	12,448	11,642	12,146
6/30/21	12,636	13,473	13,032	13,185
9/30/21	12,744	13,460	13,182	13,262
12/31/21	13,267	14,708	14,717	14,724
3/31/22	11,718	13,932	13,386	14,047
6/30/22	8,798	11,605	10,585	11,785
9/30/22	8,402	11,087	10,205	11,210
12/31/22	8,242	11,883	10,429	12,057
3/31/23	9,602	12,737	11,927	12,961
6/30/23	11,154	13,805	13,455	14,094
9/30/23	10,854	13,356	13,033	13,633
12/31/23	12,370	14,968	14,879	15,227
3/31/24	14,115	16,467	16,578	16,834
6/30/24	15,475	16,997	17,959	17,555
9/30/24	15,875	18,056	18,532	18,589
12/31/24	16,807	18,531	19,843	19,037

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/4/20
Blue Chip Growth ETF (Based on Net Asset Value)	35.87%	12.50%
Russell 3000 Index (Regulatory Benchmark)	23.81%	15.02%
Russell 1000 Growth Index (Strategy Benchmark)	33.36%	16.82%
S&P 500 Index (Previous Benchmark)	25.02%	15.73%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 975,393,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 3,865
InvestmentCompanyPortfolioTurnover	18.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$975,393 Number of Portfolio Holdings77 Investment Advisory Fees Paid (000s)$3,865 Portfolio Turnover Rate18.4%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	42.4%
Consumer Discretionary	17.0
Communication Services	16.1
Financials	8.6
Health Care	8.3
Trusts & Funds	2.4
Industrials & Business Services	2.3
Consumer Staples	0.9
Materials	0.7
Other	1.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.4%
Microsoft	11.4
Apple	9.1
Amazon.com	8.9
Alphabet	7.7
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Blue Chip Growth ETF.

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to Blue Chip Growth ETF.